Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies Details [Line Items]
Ordinary shares subject to forfeiture (in Shares)	1,125,000
Description of balance sheet	The following balance sheet items were impacted from the error correction as of February 19, 2021 an increase of $16.3 million in warrant liabilities; a decrease of $16.3 million in the amount of Class A ordinary shares subject to redemption; an increase of $575,330 in additional paid-in capital; and an increase of $575,330 in accumulated deficit.
Federal depository insurance coverage	$ 250,000
Subject to possible redemption	29,529,953
Private placement to purchase ordinary shares	$ 10,750,000
Investments held in the trust account	$ 534
Class B Ordinary Shares [Member]
Summary Of Significant Accounting Policies Details [Line Items]
Ordinary shares subject to forfeiture (in Shares)		1,031,250
IPO [Member]
Summary Of Significant Accounting Policies Details [Line Items]
Warrants issued	6,500,000
Private Placement [Member]
Summary Of Significant Accounting Policies Details [Line Items]
Warrants issued	4,250,000